Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Changes in Stockholders’ Deficit (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Common Stock			18,730,982	18,599,982	18,599,982	18,599,982
Accumulated deficit	$ (305,659)	$ (284,734)	$ (277,543)	$ (270,203)	$ (264,891)	$ (257,256)
As Previously Reported [Member]
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Common Stock			19,730,982	19,599,982	19,599,982	19,599,982
Accumulated deficit			$ (277,529)	$ (270,189)	$ (264,877)	$ (257,242)
Adjustments [Member]
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Common Stock			(1,000,000)	(1,000,000)	(1,000,000)	(1,000,000)
Accumulated deficit			$ (14)	$ (14)	$ (14)	$ (14)